TAXATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax provision	$ 11,567	$ 0	$ 253,489
Deferred income tax provision	0	0	4,060
Total	$ 11,567	$ 0	$ 257,549